Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.02%
Aerospace & Defense–2.46%
L3Harris Technologies, Inc.	21,868	$4,562,540
Spirit AeroSystems Holdings, Inc., Class A	15,275	1,256,216
		5,818,756
Airlines–1.58%
Spirit Airlines, Inc.(b)	102,819	3,732,330
Apparel Retail–0.91%
Burlington Stores, Inc.(b)	10,812	2,160,454
Application Software–1.60%
Q2 Holdings, Inc.(b)	16,469	1,298,910
Synopsys, Inc.(b)	18,156	2,491,911
		3,790,821
Auto Parts & Equipment–1.53%
Visteon Corp.(b)	43,832	3,617,893
Automotive Retail–0.82%
O’Reilly Automotive, Inc.(b)	4,893	1,949,909
Biotechnology–2.01%
Sarepta Therapeutics, Inc.(b)	12,517	942,780
Seattle Genetics, Inc.(b)	25,361	2,165,829
Vertex Pharmaceuticals, Inc.(b)	9,744	1,650,829
		4,759,438
Communications Equipment–2.60%
Motorola Solutions, Inc.	36,073	6,147,200
Construction Machinery & Heavy Trucks–2.68%
Wabtec Corp.	88,112	6,331,728
Consumer Finance–1.05%
Capital One Financial Corp.	27,210	2,475,566
Data Processing & Outsourced Services–2.79%
Fiserv, Inc.(b)	63,706	6,599,305
Diversified Chemicals–2.98%
Eastman Chemical Co.	95,421	7,044,932
Diversified Support Services–0.79%
IAA, Inc.(b)	44,838	1,871,090
Electric Utilities–1.23%
PPL Corp.	92,369	2,908,700
Electronic Equipment & Instruments–2.42%
Keysight Technologies, Inc.(b)	59,003	5,738,042
Environmental & Facilities Services–2.09%
Republic Services, Inc.	57,131	4,944,688
Shares		Value
Financial Exchanges & Data–0.47%
Tradeweb Markets, Inc., Class A	30,095	$1,112,913
Gas Utilities–2.95%
UGI Corp.	138,920	6,983,508
Gold–0.51%
Franco-Nevada Corp. (Canada)	13,225	1,205,591
Health Care Equipment–4.98%
Boston Scientific Corp.(b)	43,268	1,760,575
DexCom, Inc.(b)	14,903	2,224,124
IDEXX Laboratories, Inc.(b)	4,523	1,229,939
Intuitive Surgical, Inc.(b)	3,234	1,746,134
Zimmer Biomet Holdings, Inc.	35,172	4,828,060
		11,788,832
Health Care Facilities–0.55%
HCA Healthcare, Inc.	10,752	1,294,756
Health Care Services–1.12%
Guardant Health, Inc.(b)	14,196	906,131
LHC Group, Inc.(b)	15,303	1,737,808
		2,643,939
Health Care Supplies–1.11%
Alcon, Inc. (Switzerland)(b)	45,120	2,630,045
Homebuilding–0.95%
D.R. Horton, Inc.	42,634	2,247,238
Human Resource & Employment Services–1.28%
Korn Ferry	78,375	3,028,410
Hypermarkets & Super Centers–1.24%
BJs Wholesale Club Holdings, Inc.(b)	113,561	2,937,823
Industrial Machinery–2.91%
Ingersoll-Rand PLC	20,003	2,464,569
ITT, Inc.	41,667	2,549,604
Stanley Black & Decker, Inc.	12,961	1,871,698
		6,885,871
Industrial REITs–2.46%
Prologis, Inc.	68,419	5,830,667
Insurance Brokers–0.53%
Arthur J. Gallagher & Co.	14,120	1,264,728
Interactive Home Entertainment–0.90%
Zynga, Inc., Class A(b)	367,099	2,136,516
Investment Banking & Brokerage–0.86%
E*TRADE Financial Corp.	46,346	2,024,857

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

Shares		Value
IT Consulting & Other Services–1.10%
Amdocs Ltd.	39,505	$2,611,676
Leisure Products–0.31%
Peloton Interactive, Inc., Class A(b)	28,865	724,512
Life & Health Insurance–0.74%
Lincoln National Corp.	28,868	1,741,318
Managed Health Care–0.90%
Humana, Inc.	8,365	2,138,680
Multi-Utilities–3.65%
CMS Energy Corp.	15,792	1,009,899
Dominion Energy, Inc.	47,628	3,859,773
Public Service Enterprise Group, Inc.	60,691	3,767,697
		8,637,369
Office REITs–1.29%
SL Green Realty Corp.	37,465	3,062,764
Oil & Gas Equipment & Services–1.37%
Schlumberger Ltd.	95,017	3,246,731
Oil & Gas Exploration & Production–3.94%
Diamondback Energy, Inc.	37,374	3,360,296
Noble Energy, Inc.	265,319	5,959,065
		9,319,361
Oil & Gas Refining & Marketing–1.02%
Valero Energy Corp.	28,373	2,418,515
Oil & Gas Storage & Transportation–2.15%
Magellan Midstream Partners, L.P.	76,715	5,083,903
Packaged Foods & Meats–1.05%
Conagra Brands, Inc.	80,853	2,480,570
Pharmaceuticals–2.16%
Elanco Animal Health, Inc.(b)	191,849	5,101,265
Property & Casualty Insurance–0.86%
Fidelity National Financial, Inc.	45,636	2,026,695
Railroads–3.54%
Canadian Pacific Railway Ltd. (Canada)	20,559	4,573,555
Genesee & Wyoming, Inc., Class A(b)	34,430	3,804,859
		8,378,414
Regional Banks–3.63%
East West Bancorp, Inc.	50,721	2,246,433
Huntington Bancshares, Inc.	71,758	1,023,987
Sterling Bancorp	91,370	1,832,882
SVB Financial Group(b)	11,037	2,306,181
TCF Financial Corp.	30,972	1,179,104
		8,588,587
Shares		Value
Restaurants–2.49%
Domino’s Pizza, Inc.	6,660	$1,628,969
Wendy’s Co. (The)	213,999	4,275,700
		5,904,669
Semiconductor Equipment–3.30%
Applied Materials, Inc.	77,931	3,888,757
KLA-Tencor Corp.	24,651	3,930,602
		7,819,359
Semiconductors–1.51%
Microchip Technology, Inc.	38,596	3,585,954
Soft Drinks–2.19%
Coca-Cola European Partners PLC (United Kingdom)	93,393	5,178,642
Specialized REITs–3.21%
EPR Properties	19,672	1,511,990
Lamar Advertising Co., Class A	45,336	3,714,378
Outfront Media, Inc.	85,365	2,371,440
		7,597,808
Specialty Stores–0.72%
Ulta Beauty, Inc.(b)	6,773	1,697,652
Systems Software–0.69%
ServiceNow, Inc.(b)	6,417	1,628,955
Trading Companies & Distributors–0.84%
Fastenal Co.	61,045	1,994,340
Wireless Telecommunication Services–3.00%
T-Mobile US, Inc.(b)	90,093	7,096,626
Total Common Stocks & Other Equity Interests (Cost $210,712,833)		231,970,911
Money Market Funds–2.88%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	2,385,486	2,385,486
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	1,703,892	1,704,403
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	2,726,269	2,726,270
Total Money Market Funds (Cost $6,816,275)		6,816,159
TOTAL INVESTMENTS IN SECURITIES–100.90% (Cost $217,529,108)		238,787,070
OTHER ASSETS LESS LIABILITIES—(0.90)%		(2,134,848)
NET ASSETS–100.00%		$236,652,222
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Mid Cap Core Equity Fund